Concentrations	3 Months Ended
Mar. 31, 2024
Risks and Uncertainties [Abstract]
Concentrations

15 Concentrations:

Major customers

During the quarter ended March 31, 2024 and 2023, the Company had Ad tech and Content revenue. During the quarter ended March 31, 2024, the Company had revenues of $277,204, $260,881, and $256,166, from three customers (March 31, 2022 - four customers for $514,871, $177,444, $172,973, and $169,879) which was more than 10% of the total revenue. The Company utilizes certain advertising agencies for the Ad tech revenue and the Google and iOS App Stores to provide a content platform for the Rooplay Apps to be played thereon.